Warrants - Summary of Warrant Issued (Detail) € in Thousands	Mar. 24, 2021 EUR (€) shares
Class Of Warrants [Line Items]
Class of Warrants Number of Warrants Issued During the Period | shares	20,112,493
Class of Warrants Value of Warrants Issued During The Period | €	€ 189,997
Private Warrants [Member]
Class Of Warrants [Line Items]
Class of Warrants Number of Warrants Issued During the Period | shares	7,175,000
Class of Warrants Value of Warrants Issued During The Period | €	€ 81,025
Public Warrants [Member]
Class Of Warrants [Line Items]
Class of Warrants Number of Warrants Issued During the Period | shares	12,937,493
Class of Warrants Value of Warrants Issued During The Period | €	€ 108,972